UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.7%

	Shares	Value
CONSUMER DISCRETIONARY — 13.0%
Bassett Furniture Industries	39,193	$747,411
Century Communities *	44,181	1,036,486
Chuy’s Holdings *	36,158	821,510
Culp	31,483	601,325
Del Frisco’s Restaurant Group *	11,807	93,512
Del Taco Restaurants *	72,411	752,350
Fiesta Restaurant Group *	61,464	913,355
Flexsteel Industries	26,582	663,753
Hooker Furniture	19,710	567,057
Johnson Outdoors, Cl A	18,517	1,160,090
M/I Homes *	23,701	627,839
Malibu Boats, Cl A *	14,786	599,572
MarineMax *	80,068	1,423,609
Stoneridge *	36,984	965,652

		10,973,521

CONSUMER STAPLES — 0.9%
Landec *	61,042	774,623

ENERGY — 2.5%
Exterran *	20,970	364,039
KLX Energy Services Holdings *	37,140	967,869
Natural Gas Services Group *	27,002	445,803
REX American Resources *	5,306	386,966

		2,164,677

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 24.8%
Baycom *	36,686	$792,417
Citizens Community Bancorp	51,705	607,534
Eagle Bancorp Montana	19,264	344,440
Enterprise Financial Services	20,097	886,881
Equity Bancshares, Cl A *	16,502	523,938
First Bancshares	18,169	588,857
First Busey	60,647	1,501,620
First Financial Northwest	33,864	513,040
First Internet Bancorp	16,603	332,060
First Mid-Illinois Bancshares	15,983	520,726
Guaranty Bancshares	20,552	616,560
HarborOne Bancorp *	32,676	496,022
Heritage Financial	49,029	1,518,918
Home Bancorp	17,174	607,272
HomeTrust Bancshares	49,920	1,347,840
Independent Bank	33,634	745,329
Mercantile Bank	10,783	357,996
Meridian Bancorp	66,946	1,060,090
MidSouth Bancorp	86,800	991,256
Old Second Bancorp	152,421	2,138,467
PCSB Financial	58,378	1,185,657
Preferred Bank	8,296	386,262
Randolph Bancorp *	62,515	884,587
Riverview Bancorp	53,820	400,959
Select Bancorp *	66,749	807,663
Severn Bancorp	22,939	189,247
TriCo Bancshares	15,569	587,263

		20,932,901

HEALTH CARE — 17.4%
Addus HomeCare *	18,012	1,083,422
AngioDynamics *	48,057	1,014,003
Anika Therapeutics *	28,044	1,065,391
Atrion	1,542	1,150,085
BioSpecifics Technologies *	12,111	786,973
BioTelemetry *	17,792	1,277,821
Cardiovascular Systems *	19,239	598,910
CryoLife *	36,660	1,023,181
HealthStream	29,766	748,913
LeMaitre Vascular	47,828	1,140,219
Luminex	69,191	1,929,737
Omnicell *	9,694	631,370
U.S. Physical Therapy	14,562	1,541,970
Utah Medical Products	7,306	686,326

		14,678,321

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — 16.7%
Allied Motion Technologies	23,432	$987,893
Argan	24,244	1,023,581
CIRCOR International *	6,000	165,900
CRA International	15,912	664,167
GP Strategies *	5,869	88,270
Graham	86,823	1,944,835
H&E Equipment Services	20,060	537,006
Hill International *	250,122	845,412
Houston Wire & Cable *	105,702	662,752
Hurco	26,790	1,027,397
Insteel Industries	47,579	1,051,020
Miller Industries	35,318	1,061,306
MYR Group *	34,349	1,046,614
Sterling Construction *	44,003	582,600
Tecogen *	66,100	241,265
Transcat *	33,825	757,680
Ultralife *	90,148	721,184
Willdan Group *	21,598	726,773

		14,135,655

INFORMATION TECHNOLOGY — 18.2%
Bel Fuse, Cl B	21,327	492,227
CalAmp *	47,060	678,135
Clearfield *	51,596	607,285
ePlus *	13,358	1,058,221
Hackett Group	28,177	506,904
Information Services Group *	178,851	738,655
KVH Industries *	41,385	462,684
Mesa Laboratories	8,102	1,835,346
Methode Electronics	15,478	398,558
Mitek Systems *	124,089	1,368,702
PAR Technology *	88,345	2,202,441
PRGX Global *	144,785	1,326,230
Rudolph Technologies *	43,136	936,914
Ultra Clean Holdings *	43,201	512,364
USA Technologies *	86,469	511,032
Vishay Precision Group *	30,348	1,014,534
Zix *	106,737	759,967

		15,410,199

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — 4.2%
Hawkins	11,720	$486,263
Koppers Holdings *	30,970	705,806
TimkenSteel *	21,400	272,422
UFP Technologies *	48,540	1,601,820
Universal Stainless & Alloy *	25,617	459,313

		3,525,624

REAL ESTATE — 2.0%
Community Healthcare Trust (A)	30,977	1,022,861
Innovative Industrial Properties, Cl A (A)	10,289	637,095

		1,659,956

TOTAL COMMON STOCK

(Cost $75,464,438)		84,255,477

SHORT-TERM INVESTMENT — 0.3%

SEI Daily Income Trust Government Fund, Cl F, 2.19% (B)
(Cost $229,754)	229,754	229,754

TOTAL INVESTMENTS — 100.0%

(Cost $75,694,192)		$84,485,231

Percentages are based on Net Assets of $84,472,859.
*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of January 31, 2019.

Cl — Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there were no Level 3 investments. All transfers, if any, are recognized by the Fund at the period end.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-1400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019